Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	ARB IOT Group Limited
Trading Symbol	ARBB
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	26,437,500
Amendment Flag	false
Entity Central Index Key	0001930179
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41665
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39
Entity Address, Address Line Two	Marina Bay Financial Centre Tower 2
Entity Address, Address Line Three	10 Marina Boulevard
Entity Address, Postal Zip Code	018983
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	7020
Auditor Name	AOGB CPA Limited
Auditor Location	Hong Kong
Business Contact
Document Information Line Items
Entity Address, Address Line One	22.08, Level 22, Menara Exchange 106
Entity Address, Address Line Two	Lingkaran TRX
Entity Address, Address Line Three	Tun Razak Exchange
Entity Address, Postal Zip Code	55188
Entity Address, Country	MY
Entity Address, City or Town	Kuala Lumpur
Contact Personnel Name	Dato’ Sri Liew Kok Leong
City Area Code	+65
Local Phone Number	88567206
Contact Personnel Email Address	contact@arbiotgroup.com